Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments	SEGMENTS
In the first quarter of 2024, the company made changes to its organizational structure and management system to better align its portfolio with the market, increase transparency and improve segment comparability to peers. These changes did not impact the company's Consolidated Financial Statements, but did impact its reportable segments. Due to the removal of certain components of segment profitability, as described below, the company also updated the title of its segment performance metric from pre-tax income from continuing operations to segment profit.
The following table displays the segment updates:

Reportable Segment Change	Resulting Segment Implications
The Weather Company asset divestiture (1)	-	Software Segment
	+	Other—divested business
Security Services realignment	-	Software Segment
	+	Consulting Segment
Removal of stock-based compensation and net interest allocations from segment profitability	-	Software Segment, Consulting Segment, Infrastructure Segment, Financing Segment (2)
	+	Other
(1)The Weather Company asset divestiture closed January 31, 2024.
(2)Presentation of interest for the Financing Segment did not change.
The segments represent components of the company for which separate financial information is available that is utilized on a regular basis by the chief operating decision maker (Chairman, President and Chief Executive Officer) in determining how to allocate resources and evaluate performance. The segments are determined based on several factors, including client base, homogeneity of products, technology, delivery channels and similar economic characteristics.
Certain transactions between the segments are recorded to other (income) and expense and are reflected in segment profit. The company utilizes globally integrated support organizations to realize economies of scale and efficient use of resources. As a result, a considerable amount of expense is shared by all of the segments. This shared expense includes sales coverage, certain marketing functions and support functions such as Accounting, Treasury, Procurement, Legal, Human Resources, Chief Information Office, and Billing and Collections. Where practical, shared expenses are allocated based on measurable drivers of expense, e.g., headcount. When a clear and measurable driver cannot be identified, shared expenses are allocated on a financial basis that is consistent with the company’s management system, e.g., advertising expense is allocated based on the gross profits of the segments. A portion of the shared expenses, which are recorded in net income, are not allocated to the segments. These expenses are associated with the elimination of internal transactions and other miscellaneous items.
The following tables reflect the results of continuing operations of the company’s segments consistent with the management and measurement system utilized within the company and have been recast for the prior-year periods to reflect the company's segment changes described above. Performance measurement is based on segment profit. The chief operating decision maker considers budget-to-actual results of segment profit, both when evaluating the performance of and allocating resources to each of the segments as well as in developing certain compensation recommendations.
Management System Segment View

($ in millions)
For the year ended December 31 (1):	Software	Consulting	Infrastructure	Financing (2)	Total Segments
2024
Revenue	$27,085	$20,692	$14,020	$713	$62,510
Segment cost	4,428	15,103	6,201	372	26,103
Other expense and (income) (3)	13,974	3,535	5,369	(6)	22,872
Segment profit	8,684	2,054	2,450	348	13,535
Revenue year-to-year change	8.3%	(0.9)%	(3.9)%	(3.7)%	2.1%
Segment profit year-to-year change	15.8%	(3.6)%	(13.4)%	(6.6)%	5.5%
Segment profit margin	32.1%	9.9%	17.5%	48.8%	21.7%
2023
Revenue	$25,011	$20,884	$14,593	$741	$61,229
Segment cost	4,289	15,297	6,406	384	26,376
Other expense and (income) (3)	13,222	3,458	5,359	(16)	22,023
Segment profit	7,499	2,130	2,828	373	12,829
Revenue year-to-year change	5.8%	4.1%	(4.5)%	14.8%	2.7%
Segment profit year-to-year change	6.9%	13.8%	5.9%	9.8%	7.9%
Segment profit margin	30.0%	10.2%	19.4%	50.3%	21.0%
2022
Revenue	$23,629	$20,058	$15,288	$645	$59,621
Segment cost	4,146	14,878	7,212	398	26,634
Other expense and (income) (3)	12,471	3,310	5,405	(92)	21,093
Segment profit	7,012	1,871	2,671	340	11,893
(1)Prior-year amounts recast to reflect January 2024 segment changes.
(2)Refer to “Segment Assets and Other Items” section below for additional information on financing interest income and expense.
(3)Other expense and (income) by segment primarily includes:
Software - SG&A, RD&E, Other income, Intellectual property and custom development income
Consulting - SG&A
Infrastructure - SG&A, RD&E, Intellectual property and custom development income, Other income
Financing - Intercompany financing net other income, SG&A
Reconciliations of IBM as Reported

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Revenue
Total reportable segments	$62,510	$61,229	$59,621
Other—divested businesses	35	397	774
Other revenue	207	235	135
Total revenue	$62,753	$61,860	$60,530

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Pre-tax income from continuing operations
Total reportable segment profit	$13,535	$12,829	$11,893
Amortization of acquired intangible assets	(1,830)	(1,627)	(1,747)
Acquisition-related (charges)/income (2)	(122)	(33)	(18)
Non-operating retirement-related (costs)/income (3)	(3,457)	39	(6,548)
Kyndryl-related impacts (4)	—	—	(351)
Stock-based compensation	(1,311)	(1,133)	(987)
Net interest excluding the Financing segment	(984)	(973)	(1,071)
Workforce rebalancing charges (5)	(692)	(435)	—
Other—divested businesses (6)	234	83	239
Unallocated corporate amounts and other (7)	425	(59)	(254)
Total pre-tax income from continuing operations	$5,797	$8,690	$1,156
(1)Recast to reflect January 2024 segment changes.
(2)2024 and 2023 include the impacts of foreign exchange derivative contracts entered into by the company prior to the acquisition of StreamSets and webMethods from Software AG. Refer to note S, “Derivative Financial Instruments,” for additional information.
(3)2024 and 2022 include the impacts of pension settlement charges of $3.1 billion and $5.9 billion, respectively. Refer to note U, “Retirement-Related Benefits,” for additional information.
(4)Net impacts for Kyndryl retained shares and related swaps. Refer to note S, “Derivative Financial Instruments,” for additional information.
(5)Beginning in the first quarter of 2023, the company updated its measure of segment profit, consistent with its management system, to no longer allocate workforce rebalancing charges to its reportable segments. Workforce rebalancing charges of $40 million for 2022 were included in the segments.
(6)2024 includes a gain from the divestiture of The Weather Company assets. 2022 includes a gain from the sale of healthcare software assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
(7)2024 includes a gain from the sale of certain QRadar SaaS assets. Refer to note E, “Acquisitions & Divestitures,” for additional information.
Immaterial Items
Equity Method Investments and Equity Method Investments Gains/(Losses)
The equity method investments and the resulting gains and (losses) from these investments that are attributable to the segments did not have a material effect on the financial position or the financial results of the segments.
Segment Assets and Other Items
Software assets are mainly goodwill, acquired intangible assets and accounts receivable. Consulting assets are primarily goodwill and accounts receivable. Infrastructure assets are primarily goodwill, plant, property and equipment, manufacturing inventory and accounts receivable. Financing assets are primarily financing receivables and cash and marketable securities.
To ensure the efficient use of the company’s space and equipment, several segments may share leased or owned plant, property and equipment assets. Where assets are shared, landlord ownership of the assets is assigned to one segment and is not allocated to each user segment. This is consistent with the company’s management system and is reflected accordingly in the table below. In those cases, there will not be a precise correlation between segment profit and segment assets.
Depreciation expense and capital expenditures that are reported by each segment also are consistent with the landlord ownership basis of asset assignment.
Financing interest income of $681 million, $680 million and $582 million for the years ended December 31, 2024, 2023 and 2022, respectively, reflect the income associated with Financing's external client transactions, as well as the income from investment in cash and marketable securities. Financing interest expense of $369 million, $298 million and $175 million for the years ended December 31, 2024, 2023 and 2022, respectively, reflect the expense associated with intercompany loans set to substantially match the term, currency and interest rate variability underlying the financing receivables and secured borrowings both supporting Financing’s external client transactions. These secured borrowings are included in note O, “Borrowings.” Financing segment cost primarily reflects the cost of financing presented in IBM’s Consolidated Income Statement. Intercompany financing activities are recorded to other (income) and expense and are reflected in segment profit. These intercompany transactions are eliminated in IBM’s consolidated financial results.
Management System Segment View

($ in millions)
For the year ended December 31:	Software	Consulting	Infrastructure	Financing	Total Segments
2024
Assets	$60,707	$14,826	$12,161	$14,075	$101,769
Depreciation/amortization of non-acquired intangibles	495	100	1,103	9	1,708
Capital expenditures/investments in intangibles	338	14	684	11	1,048
2023 (1)
Assets	$59,811	$15,089	$11,991	$14,409	$101,300
Depreciation/amortization of non-acquired intangibles	510	109	1,018	8	1,646
Capital expenditures/investments in intangibles	369	21	836	15	1,241
2022 (1)
Assets	$55,822	$14,261	$12,243	$15,757	$98,083
Depreciation/amortization of non-acquired intangibles	547	112	1,250	14	1,923
Capital expenditures/investments in intangibles	463	29	853	27	1,371
(1)Recast to reflect January 2024 segment changes.
Reconciliations of IBM as Reported

($ in millions)
At December 31:	2024	2023
Assets
Total reportable segments (1)	$101,769	$101,300
Elimination of internal transactions	(853)	(1,028)
Other—divested businesses (1)	74	601
Unallocated amounts
Cash and marketable securities	14,243	12,907
Deferred tax assets	6,850	6,468
Plant, other property and equipment	1,952	1,838
Operating right-of-use assets	2,001	2,085
Pension assets	7,492	7,506
Other	3,647	3,563
Total IBM consolidated assets	$137,175	$135,241
(1)Prior-year amount recast to reflect January 2024 segment changes.
Major Clients
No single client represented 10 percent or more of the company’s total revenue in 2024, 2023 or 2022.
Geographic Information
The following tables provide information for those countries that are 10 percent or more of the specific category.
Revenue (1)

($ in millions)
For the year ended December 31:	2024	2023	2022
United States	$25,144	$25,309	$25,098
Other countries	37,609	36,551	35,432
Total revenue	$62,753	$61,860	$60,530
(1)Revenues are attributed to countries based on the location of the client.
Plant and Other Property–Net (1)

($ in millions)
At December 31:	2024	2023	2022
United States	$4,009	$3,466	$3,209
Other countries	1,717	2,027	2,100
Total	$5,726	$5,492	$5,308
(1)Excludes rental machines.
Operating Right-of-Use Assets–Net

($ in millions)
At December 31:	2024	2023	2022
United States	$1,154	$1,249	$1,074
India (1)	365	218	254
Japan	324	340	259
Other countries (1)	1,355	1,413	1,290
Total	$3,197	$3,220	$2,878
(1)Prior-year amounts have been reclassified to conform to the change in 2024 presentation.
Revenue by Classes of Similar Products or Services
The following table presents external revenue for similar classes of products or services within the company’s reportable segments. Client solutions often include IBM software and systems and other suppliers’ products if the client solution requires it. For each of the segments that include services, Software-as-a-Service, consulting, education, training and other product-related services are included as services. For each of these segments, software includes product license charges and ongoing subscriptions.

($ in millions)
For the year ended December 31:	2024	2023 (1)	2022 (1)
Software
Software	$24,055	$22,409	$21,326
Services	3,002	2,562	2,237
Systems	29	40	66
Consulting
Services	$20,277	$20,515	$19,757
Software	324	272	207
Systems	91	98	94
Infrastructure
Maintenance	$3,951	$4,138	$4,590
Servers	3,693	4,253	4,471
Storage	2,360	2,081	1,989
Services	2,262	2,463	2,653
Software	1,753	1,658	1,585
Financing
Financing	$681	$680	$582
Used equipment sales	32	60	64
(1)Recast to reflect January 2024 segment changes.